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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2009
                                                          ----------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Meghan O'Callaghan
                    ------------------------------------------------------------
Title:              Associate
                    ------------------------------------------------------------
Phone:              312-265-9600
                    ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/13/2009
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                          19
             ---------------

Form 13F Information Table Value Total:
                   $ 176,536 (thousands)
             ---------------

      The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F Information Table
                                                             9/30/2009


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
AMERICAN MED ALERT CORP          COM        027904101    5,500     933,747  SH        SHARED-OTHER    1, 2           933,747
CBEYOND INC                      COM        149847105      622      38,562  SH        SHARED-OTHER    1, 2            38,562
CIRCOR INTL INC                  COM        17273K109    7,346     259,926  SH        SHARED-OTHER    1, 2           259,926
CYBEX INTL INC                   COM        23252E106    2,417   1,590,431  SH        SHARED-OTHER    1, 2         1,590,431
DDI CORP                   COM 0.0001 NEW   233162502    3,284     772,629  SH        SHARED-OTHER    1, 2           772,629
DOUBLE-TAKE SOFTWARE INC         COM        258598101    9,078     890,860  SH        SHARED-OTHER    1, 2           890,860
DRUGSTORE COM INC                COM        262241102   16,504   6,791,693  SH        SHARED-OTHER    1, 2         6,791,693
ERESEARCHTECHNOLOGY INC          COM        29481V108   14,237   2,033,915  SH        SHARED-OTHER    1, 2         2,033,915
HEARTLAND PMT SYS INC            COM        42235N108    7,160     493,464  SH        SHARED-OTHER    1, 2           493,464
HOME DIAGNOSTICS INC DEL         COM        437080104    9,797   1,449,330  SH        SHARED-OTHER    1, 2         1,449,330
I-FLOW CORP                    COM NEW      449520303   17,202   1,510,299  SH        SHARED-OTHER    1, 2         1,510,299
NOBEL LEARNING CMNTYS INC        COM        654889104    6,349     676,837  SH        SHARED-OTHER    1, 2           676,837
OBAGI MEDICAL PRODUCTS INC       COM        67423R108   11,816   1,018,617  SH        SHARED-OTHER    1, 2         1,018,617
OPENTV CORP                     CL A        G67543101   16,989  12,310,736  SH        SHARED-OTHER    1, 2        12,310,736
PIKE ELEC CORP                   COM        721283109    1,202     100,304  SH        SHARED-OTHER    1, 2           100,304
SONOSITE INC                     COM        83568G104    7,945     300,271  SH        SHARED-OTHER    1, 2           300,271
TESSCO TECHNOLOGIES INC          COM        872386107   11,834     680,092  SH        SHARED-OTHER    1, 2           680,092
TIER TECHNOLOGIES INC           CL B        88650Q100   20,856   2,459,404  SH        SHARED-OTHER    1, 2         2,459,404
VERSANT CORP                   COM NEW      925284309    6,398     358,244  SH        SHARED-OTHER    1, 2           358,244

Total                                                  176,536  34,669,361                                        34,669,361
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